Dividends (Tables)	12 Months Ended
Oct. 31, 2021
Dividends [Abstract]
Dividends

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
Equity - ordinary	$m	$m	$m
Final paid 15.5 cents (2020: nil cents) per ordinary share	51.7	-	240.7
Interim paid 8.8 cents (2020: nil cents) per ordinary share	29.4	-	198.5
	81.1	-	439.2